Defined benefit plans	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Defined benefit plans
33 Defined benefit plans

	2023	2022

Retirement benefit plans	368	225

Other post-employment benefit plans	178	184

Total defined benefit plans	546	409

Retirement benefit plans in surplus	103	87

Reimbursement rights	20	-

Total defined benefit assets	123	87

Retirement benefit plans in deficit	491	312

Other post-employment benefit plans in deficit	178	184

Total defined benefit liabilities	669	496

	2023			2022

Movements during the year in defined benefit plans	Retirement benefit plans	Other post-employ- ment benefit plans	Total	Retirement benefit plans	Other post-employ- ment benefit plans	Total

On January 1	225	184	409	3,547	277	3,824

Defined benefit expenses	113	19	132	68	17	85

Remeasurements of defined benefit plans	167	(7)	160	(837)	(67)	(904)

Contributions paid	(83)	-	(83)	(38)	-	(38)

Benefits paid	(39)	(12)	(51)	(117)	(17)	(134)

Net exchange differences	(15)	(6)	(21)	21	15	36

Transfers to disposal groups	-	-	-	(2,421)	(41)	(2,462)

Other	-	-	-	1	-	1

On December 31	368	178	546	225	184	409
The amounts recognized in the statement of financial position are determined as follows:

	2023			2022

	Retirement benefit plans	Other post-employ- ment benefit plans	Total	Retirement benefit plans	Other post-employ- ment benefit plans	Total

Present value of wholly or partly funded obligations	3,165	-	3,165	3,098	-	3,098

Fair value of plan assets	(3,051)	-	(3,051)	(3,083)	-	(3,083)

Fair value of reimbursement rights	(20)	2	(19)	-	-	-

	93	2	95	15	-	15

Present value of wholly unfunded obligations	275	176	451	210	184	394

On December 31	368	178	546	225	184	409
The fair value of Aegon’s own transferable financial instruments included in plan assets and the fair value of other assets used by Aegon included in plan assets was nil in both 2023 and 2022.

	2023			2022

Defined benefit expenses	Retirement benefit plans	Other post-employ- ment benefit plans	Total	Retirement benefit plans	Other post-employ- ment benefit plans	Total

Current year service cost	38	6	44	32	11	43

Net interest on the net defined benefit liability (asset)	10	9	19	38	6	45

Past service cost	66	4	69	(3)	-	(3)

Total defined benefit expenses	113	19	132	68	17	85
Defined benefit expenses are included in “Post-employment benefit costs” in note 13 Other operating expenses.

Movements during the year of the present value of the defined benefit obligations	2023	2022

On January 1	3,491	8,541

Current year service cost	46	43

Interest expense	172	158

Remeasurements of the defined benefit obligations:

- Actuarial gains and losses arising from changes in demographic assumptions	53	(3)

- Actuarial gains and losses arising from changes in financial assumptions	61	(2,420)

Past service cost	109	(3)

Benefits paid	(252)	(529)

Net exchange differences	(65)	164

Transfer to disposal groups	-	(2,462)

Other	-	1

On December 31	3,616	3,491

Movements during the year in plan assets for retirement benefit plans	2023	2022

On January 1	3,083	4,717

Interest income (based on discount rate)	153	114

Remeasurements of the net defined liability (asset)	(21)	(1,518)

Contributions by employer	83	38

Benefits paid	(203)	(395)

Net exchange differences	(44)	127

On December 31	3,051	3,083

	2023				2022

Breakdown of plan assets for retirement benefit plans	Quoted	Unquoted	Total	in % of total plan assets	Quoted	Unquoted	Total	in % of total plan assets

Debt instrument	424	177	601	20%	336	154	490	16%

Derivatives	-	(143)	(143)	(5%)	-	(218)	(218)	(7%)

Investment funds	-	2,142	2,142	70%	-	2,214	2,214	72%

Structured securities	-	200	200	7%	-	268	268	9%

Other	-	252	252	8%	-	328	328	11%

On December 31	424	2,627	3,051	100%	336	2,746	3,083	100%

Movements during the year of the fair value of the reimbursement rights	2023	2022

On January 1	-	-

Current year service cost	2	-

Remeasurements of the defined benefit obligations:

- Actuarial gains and losses arising from changes in demographic assumptions	-	-

- Actuarial gains and losses arising from changes in financial assumptions	(25)	-

Past service cost	40	-

Benefits paid	2	-

On December 31	20	-
Defined benefit plans are mainly operated by Transamer
ic
a, Aegon UK and Aegon Employees Netherlands. The following sections contain a general description of the plans in each of these subsidiaries and a summary of the principal actuarial assumptions applied in determining the value of defined benefit plans. Businesses included in all other operating segments mostly operate defined contribution plans. Please refer to note 13 Other operating expenses for a total overview of employee expenses including the total defined contribution expenses.
Transamerica
Transamerica has defined benefit plans covering substantially all its employees that are qualified under the Internal Revenue Service Code, including all requirements for minimum funding levels. The defined benefit plans are governed by the Board of Directors of Transamerica Corporation. The Board of Directors has the full power and discretion to administer the plan and to apply all of its provisions, including such responsibilities as, but not limited to, developing the investment policy and managing assets for the plan, maintaining required funding levels for the plan, deciding questions related to eligibility and benefit amounts, resolving disputes that may arise from plan participants and for complying with the plan provisions, and legal requirements related to the plan and its operation. The benefits are based on years of service and the employee’s eligible annual compensation. The plan provides benefits are based on the employee’s eligible annual compensation. The plans provide benefits based on a cash balance formula (which defines the accrued benefit in terms of a stated account balance), depending on the age and service of the plan participant. The defined benefit plans have a deficit of EUR 216 million on December 31, 2023 (2022: EUR 102 million deficit).
Investment strategies are established based on asset and liability studies by actuaries which are updated as they consider appropriate. These studies, along with the investment policy, assist to develop the appropriate investment criteria for the plan, including asset allocation mix, return objectives, investment risk and time horizon, benchmarks and performance standards, and restrictions and prohibitions. The overall goal is to maximize total investment returns to provide sufficient funding for the present and anticipated future benefit obligations within the constraints of a prudent level of portfolio risk and diversification. Aegon believes that the asset allocation is an important factor in determining the long-term performance of the plan. The plan uses multiple asset classes as well as sub-classes
to meet the asset allocation and other requirements of the investment policy, which minimizes investment risk. From time to time the actual asset allocation may deviate from the desired asset allocation ranges due to different market performance among the various asset categories. If it is determined that rebalancing is required, future additions and withdrawals will be used to bring the allocation to the desired level.
Transamerica maintains minimum required funding levels as set forth by the Internal Revenue Code. If contributions are required, the funding would be provided from the Company’s general account assets. Pension plan contributions were not required for Transamerica in 2023 or 2022. However, with the Aegon Ltd. Transamerica Management Board approval of a proposal from Transamerica Corporation, Transamerica Corporation made a pension plan contribution of EUR 45 million in September 2023 that was over and above the minimum required funding levels as set forth by the Internal Revenue Code. In 2022, Transamerica Corporation did not make a pension plan contribution.
Transamerica also sponsors supplemental retirement plans to provide senior management with benefits in excess of normal retirement benefits. The plans are unfunded and are not qualified under the Internal Revenue Code. The supplemental retirement plans are governed by either Transamerica Corporation, or the Compensation Committee of the Board of Directors of Transamerica Corporation. Transamerica Corporation, or the Compensation Committee of the Board of Directors has the full power and discretion to apply all the plan’s provisions, including such responsibilities as, but not limited to, interpret the plan provisions, to make factual determinations under the plan, to determine plan benefits, and to comply with any statutory reporting and disclosure requirements. The benefits are based on years of service and the employee’s eligible annual compensation. The plans provide benefits based on a traditional final average formula or a cash balance formula (which defines the accrued benefit in terms of a stated account balance), depending on the age and service of the plan participant. The company funds the benefit payments of the supplemental retirement plans from its general account assets. The unfunded amount related to these plans, for which a liability has been recorded, was EUR 174 million (2022: EUR 197 million unfunded).
Transamerica provides health care benefits to retired employees through continuation of coverage primarily in self-funded plans, and partly in fully insured plans, which are classified as unfunded per IAS 19 financial guidance. The postretirement health care benefits under the Plans are administered by Transamerica Corporation, which has delegated the claims administration to third-party administrators. Transamerica maintains two plans which provide continuation of coverage for retiree medical benefits. For each plan, Transamerica has the fiduciary responsibility to administer the plan in accordance with its terms, and decides questions related to eligibility and determines plan provisions and benefit amounts.
Under the Employee Retirement Income Security Act (ERISA), Transamerica has the fiduciary responsibility to monitor the quality of services provided by the third-party claims administrator and to replace the third-party administrator if needed. In addition, Transamerica has the fiduciary obligation to interpret the provisions of the plans, and to comply with any statutory reporting and disclosure requirements. Finally, Transamerica reviews the terms of the plans and makes changes to the plans if and when appropriate. Transamerica funds the benefit payments or premium payments of the post-retirement health care plans from its general account assets. The post-retirement health benefit liability amounted to EUR 176 million (2022:
EUR 184 million).
The weighted average duration of the defined benefit obligation is 9.0 years (2022: 9.8 years).
The principal actuarial assumptions that apply for the year ended December 31 are as follows:

Actuarial assumptions used to determine defined benefit obligations at year-end	2023	2022
Demographic actuarial assumptions

Mortality	US mortality table 1)	US mortality table 1)

Financial actuarial assumptions

Discount rate	5.00%/4.93%	5.22%/5.14%

Salary increase rate	4.00%	4.00%

Health care trend rate	6,80%	6.30%

1
2023 assumption
-PRI-2012
Employee, Healthy Annuitant and Contingent Survivor Tables (90% white collar/10% blue collar) projected with Scale
MP-2021.
Comparative figures are as included in the Integrated Annual Report 2022.

The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions would have the following effects on the defined benefit obligation per year-end:

	Estimated approximate effects on the defined benefit obligation

	2023	2022

Demographic actuarial assumptions

10% increase in mortality rates	(47)	(50)

10% decrease in mortality rates	53	54

Financial actuarial assumptions

100 basis points increase in discount rate	(205)	(222)

100 basis points decrease in discount rate	250	277

100 basis points increase in salary increase rate	5	4

100 basis points decrease in salary increase rate	(4)	(3)

100 basis points increase in health care trend rate	10	10

100 basis points decrease in health care trend rate	(9)	(9)
The above sensitivity analysis is based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the pension liability recognized within the statement of financial position.

Target allocation of plan assets for retirement benefit plans for the next annual period is:

Equity instruments	2%-4%

Debt instruments	80%-90%

Other	8%-16%
Aegon UK
Aegon UK operated a defined benefit pension scheme providing benefits for staff based on final pensionable salary and years of service. The scheme closed to new entrants a number of years ago and closed to future accrual on March 31, 2013. Aegon UK now offers a defined contribution pension scheme to all employees.
The pension scheme is administered separately from Aegon UK and is governed by Trustees, who are required to act in the best interests of the pension scheme members.
The pension scheme Trustees are required to carry out triennial valuations on the scheme’s funding position, with the latest valuation being on September 30, 2022. As part of this triennial valuation process, a schedule of contributions is agreed between the Trustees and Aegon UK in accordance with UK pensions legislation and guidance issued by the Pensions Regulator in the United Kingdom. The schedule of contributions includes deficit reduction contributions to clear any scheme deficit. Under IAS 19, the defined benefit plan has a surplus of EUR 103 million on December 31, 2023 (2022: EUR 87 million surplus). During 2023, EUR 37 million (2022: EUR 38 million) of contributions were paid into the scheme.
The investment strategy for the scheme is determined by the trustees in consultation with Aegon UK. Currently 16% of assets are invested in growth assets (i.e. primarily equities) and 84% are income and liability driven investments where the investments are a portfolio of fixed interest and inflation-linked bonds and related derivatives, selected to broadly match the interest rate and inflation profile of liabilities.
Under the scheme rules, pensions in payment increase in line with the UK Retail Price Index, and deferred benefits increase in line with the UK Consumer Price Index. The pension scheme is therefore exposed to UK inflation changes as well as interest rate risks, investment returns and changes in the life expectancy of pensioners.
The scheme purchased two
buy-in
policies in the name of the Trustee to cover full scheme benefits for a group of pensioners in 2019 and 2022. The liabilities (and matching assets) calculated on the year end assumptions has been included in the funded position on December 31, 2023.
The weighted average duration of the defined benefit obligation is 14.9 years (2022: 15.3 years).
The principal actuarial assumptions that apply for the year ended December 31 are as follows:

Actuarial assumptions used to determine defined benefit obligations at year-end	2023		2022

Demographic actuarial assumptions

Mortality	UK mortality table	1)	UK mortality table	2)

Financial actuarial assumptions

Discount rate	4.79%		4.96%

Price inflation	3.10%		3.20%

1	Club Vita tables based on analysis of Scheme membership CMI 2022 1.5%/1.25% p.a. (males/females)
2	Club Vita tables based on analysis of Scheme membership CMI 2021 1.5%/1.25% p.a. (males/females)
The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions would have the following effects on the defined benefit obligation per year-end:

	Estimated approximate effects on the defined benefit obligation

	2023	2022

Demographic actuarial assumptions

10% increase in mortality rates	(20)	(19)

10% decrease in mortality rates	23	22

Financial actuarial assumptions

100 basis points increase in discount rate	(131)	(130)

100 basis points decrease in discount rate	166	164

100 basis points increase in price inflation	62	55

100 basis points decrease in price inflation	(128)	(113)
The above sensitivity analysis is based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the pension liability recognized within the statement of financial position.

Target allocation of plan assets for retirement benefit plans for the next annual period is:

Equity instruments	16.1%

Debt instruments	83.9%
Aegon Employees Netherlands B.V.
Until July 1, 2023, Aegon Nederland N.V. was the employer of the employees of Aegon in the Netherlands. Following the transaction with a.s.r., the remaining employees of Aegon located in the Netherlands were transferred to Aegon Employees Netherlands B.V. (AEN), an Aegon subsidiary included in the Holdings segment, per July 1, 2023. AEN offers a defined contribution pension scheme to all employees in the Netherlands.
Aegon Nederland N.V. operated a defined benefit pension plan under a pension contract. As of January 1, 2020, the defined benefit pension plan is closed for new members and there will be no further accrual of benefits to existing members. Entitlements before January 1, 2020, will remain unchanged and the indexation for those accruals will remain in force. The pension contract was updated as AEN was added as an employer upon the date of the transfer of employees to AEN.
The defined benefit plans cover retirement benefits, disability, death and survivor pensions and the defined benefit obligation amounts to EUR 90 million at December 31, 2023. The defined benefit obligation are backed by investments owned by Aegon Nederland N.V. The obligation of Aegon Nederland N.V. to fund the defined benefit obligation through these investments is reported as a reimbursement right on the balance sheet of AEN. The average remaining duration of the defined benefits obligation is 21.9 years.
Also included in the reimbursement rights is the present value of the expected guaranteed premiums and management fees to be paid to Aegon Nederland N.V. by AEN. The present value as of December 31, 2023 amounts to EUR 69 million, discounted at a rate of 3.42%. The average remaining duration of the expected guaranteed premium and management fee is 16.9 years.
The liabilities related to other post-employment benefit plans, consisting of former Board of Directors unconditional indexation, jubilee and mortgage discount liabilities, are wholly unfunded and amount to EUR 5 million at December 31, 2023. The weighted average duration of the other post-employment benefit plans is 12.0 years.
The principal actuarial assumptions that apply for the year-ended December 31 are as follows:

Actuarial assumptions used to determine defined benefit obligations at year-end	2023

Demographic actuarial assumptions

Mortality	AEGON 2023 1)

Financial actuarial assumptions

Discount rate	3.42%

Price inflation	2.36%

1	During 2023 the mortality table is adjusted, based on experience adjustments.
The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions of the retirement benefit plan would have the following effects per year-end:

Estimated approximate effects on the defined benefit obligation

2023

Demographic actuarial assumptions

10% increase in mortality rates	(1)

10% decrease in mortality rates	1

Financial actuarial assumptions

100 basis points increase in discount rate	(14)

100 basis points decrease in discount rate	18
The above sensitivity analysis is based on a change in one assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the defined benefit obligation recognized within the statement of financial position.
All other operating segments
Businesses included in all other operating segments mostly operate defined contribution plans. Please see note 13 Other operating expenses for the employee expenses regarding these contribution plans.